Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.99%
Aerospace & Defense–0.99%
Parsons Corp.(b)	332,000	$11,839,120
Auto Parts & Equipment–2.44%
Dana, Inc.	1,166,296	22,579,491
Motorcar Parts of America, Inc.(b)	21,431	484,983
Visteon Corp.(b)	47,500	6,055,300
		29,119,774
Building Products–2.17%
Builders FirstSource, Inc.(b)	49,077	1,877,195
JELD-WEN Holding, Inc.(b)	922,995	23,988,640
		25,865,835
Communications Equipment–0.27%
Ciena Corp.(b)	59,600	3,182,044
Construction & Engineering–3.34%
AECOM(b)	725,722	36,358,672
API Group Corp.(b)(c)	166,800	2,987,388
Valmont Industries, Inc.	2,953	569,693
		39,915,753
Construction Machinery & Heavy Trucks–0.53%
Astec Industries, Inc.	69,600	4,139,112
REV Group, Inc.	212,750	2,197,708
		6,336,820
Distributors–1.93%
LKQ Corp.(b)	656,283	23,028,970
Diversified Chemicals–2.59%
Huntsman Corp.	1,172,084	30,966,459
Electrical Components & Equipment–2.27%
nVent Electric PLC	1,212,500	27,135,750
Electronic Manufacturing Services–3.03%
Flex Ltd.(b)	336,923	5,943,322
Jabil, Inc.	564,468	23,352,041
Sanmina Corp.(b)	221,123	6,876,925
		36,172,288
Food Distributors–2.77%
US Foods Holding Corp.(b)	1,067,800	33,091,122
Hotels, Resorts & Cruise Lines–5.27%
Hilton Grand Vacations, Inc.(b)	1,029,700	30,602,684
Wyndham Destinations, Inc.	728,700	32,237,688
		62,840,372
Household Products–4.02%
Energizer Holdings, Inc.	262,049	11,488,228
Spectrum Brands Holdings, Inc.	482,995	36,499,932
		47,988,160
Human Resource & Employment Services–3.55%
ManpowerGroup, Inc.	411,701	36,410,837
Shares		Value
Human Resource & Employment Services–(continued)
TrueBlue, Inc.(b)	322,902	$6,002,748
		42,413,585
Industrial Conglomerates–0.63%
Carlisle Cos., Inc.	52,102	7,551,143
Industrial Machinery–6.05%
Columbus McKinnon Corp.	68,500	2,958,515
Crane Co.	392,900	29,734,672
Timken Co. (The)	52,610	3,980,473
Welbilt, Inc.(b)	2,756,700	35,588,997
		72,262,657
Investment Banking & Brokerage–1.42%
Evercore, Inc., Class A	152,600	16,648,660
Greenhill & Co., Inc.	25,432	295,266
		16,943,926
IT Consulting & Other Services–1.49%
KBR, Inc.	611,300	17,758,265
Life & Health Insurance–4.52%
Athene Holding Ltd., Class A(b)	875,200	35,786,928
CNO Financial Group, Inc.	857,515	18,187,893
		53,974,821
Oil & Gas Equipment & Services–1.44%
Helix Energy Solutions Group, Inc.(b)	3,367,281	13,873,198
NexTier Oilfield Solutions, Inc.(b)	996,111	3,307,088
		17,180,286
Oil & Gas Exploration & Production–4.54%
Diamondback Energy, Inc.	424,600	24,070,574
Northern Oil and Gas, Inc.(b)(d)	879,680	8,972,736
Pioneer Natural Resources Co.	175,017	21,159,555
		54,202,865
Oil & Gas Refining & Marketing–0.66%
HollyFrontier Corp.	276,100	7,857,806
Other Diversified Financial Services–1.79%
Equitable Holdings, Inc.	860,100	21,313,278
Paper Packaging–1.44%
Sealed Air Corp.	407,568	17,227,899
Regional Banks–12.65%
First Horizon Corp.	1,145,510	15,911,134
Great Western Bancorp, Inc.	881,100	21,146,400
Sterling Bancorp	2,111,100	38,970,906
TCF Financial Corp.	1,044,000	40,569,840
Western Alliance Bancorporation	504,300	34,383,174
		150,981,454
Research & Consulting Services–2.83%
Nielsen Holdings PLC	1,463,100	32,671,023
Resources Connection, Inc.	96,692	1,115,826
		33,786,849

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Semiconductor Equipment–1.80%
Kulicke & Soffa Industries, Inc. (Singapore)	601,277	$21,447,551
Specialty Chemicals–6.64%
Avient Corp.	376,600	14,472,738
Axalta Coating Systems Ltd.(b)	928,200	25,052,118
Element Solutions, Inc.	1,041,600	17,738,448
Kraton Corp.(b)	781,822	21,953,562
		79,216,866
Steel–1.72%
Carpenter Technology Corp.	658,130	20,559,981
Thrifts & Mortgage Finance–4.24%
Axos Financial, Inc.(b)	417,707	16,269,688
MGIC Investment Corp.	1,912,642	22,416,164
Radian Group, Inc.	621,048	11,924,121
		50,609,973
Trading Companies & Distributors–8.76%
AerCap Holdings N.V. (Ireland)(b)	85,200	3,258,048
Beacon Roofing Supply, Inc.(b)	559,666	22,257,917
DXP Enterprises, Inc.(b)	137,891	3,197,692
Univar Solutions, Inc.(b)	1,906,700	35,445,553
WESCO International, Inc.(b)	530,316	40,362,351
		104,521,561
Trucking–0.20%
National Express Group PLC (United Kingdom)(b)	702,025	2,403,044
Total Common Stocks & Other Equity Interests (Cost $955,403,357)		1,169,696,277
Shares		Value
Money Market Funds–3.52%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	13,894,756	$13,894,756
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(e)(f)	12,284,798	12,289,712
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	15,879,721	15,879,721
Total Money Market Funds (Cost $42,064,866)		42,064,189
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.51% (Cost $997,468,223)		1,211,760,466
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.38%
Invesco Private Government Fund, 0.01%(e)(f)(g)	1,802,368	1,802,368
Invesco Private Prime Fund, 0.11%(e)(f)(g)	2,702,470	2,703,551
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,505,849)		4,505,919
TOTAL INVESTMENTS IN SECURITIES–101.89% (Cost $1,001,974,072)		1,216,266,385
OTHER ASSETS LESS LIABILITIES—(1.89)%		(22,504,889)
NET ASSETS–100.00%		$1,193,761,496
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2021 represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at January 31, 2021.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,727,183	$105,772,394	$(103,604,821)	$-	$-	$13,894,756	$2,305
Invesco Liquid Assets Portfolio, Institutional Class	10,741,897	75,551,711	(74,003,444)	(7,863)	7,411	12,289,712	8,939
Invesco Treasury Portfolio, Institutional Class	13,402,495	120,882,737	(118,405,511)	-	-	15,879,721	1,891
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	44,579,289	(42,776,921)	-	-	1,802,368	342*
Invesco Private Prime Fund	-	16,471,225	(13,768,115)	70	371	2,703,551	1,302*
Total	$35,871,575	$363,257,356	$(352,558,812)	$(7,793)	$7,782	$46,570,108	$14,779

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,167,293,233	$2,403,044	$—	$1,169,696,277
Money Market Funds	42,064,189	4,505,919	—	46,570,108
Total Investments	$1,209,357,422	$6,908,963	$—	$1,216,266,385
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Small Cap Value Fund